Income Tax - Schedule of Major Components of Income Tax Assets (Detail) - GBP (£) £ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Current income tax receivable
Current income tax receivable	£ 5,269	£ 4,263
Deferred tax asset
Deferred tax asset	39	47
U.K. [member]
Current income tax receivable
Current income tax receivable	5,246	4,239
U.S. [member]
Current income tax receivable
Current income tax receivable	23	24
Deferred tax asset
Deferred tax asset	£ 39	£ 47